Share Capital (Tables)	12 Months Ended
Dec. 31, 2024
Share Capital [Abstract]
Schedule of Regarding the RSUs Issued

A summary of activity regarding the RSUs issued was as follows:

Weighted Average
	Ordinary	Grant Date Fair Value
	Shares	Per Share
Balance, December 31, 2023	-	€-
Granted	1,780,328	0.22
Vested	-	-
Forfeited	-	-
Balance, December 31, 2024	1,780,328	€0.22